UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:               |_|; Amendment Number: ____

This  Amendment  (Check  only  one):   |_|  is a restatement
                                       |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Errol M Rudman

Address: 712 Fifth Avenue
         20th Floor
         New York, NY 10019



13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Errol M Rudman
Title: Investment Manager
Phone: (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York            August 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          38

Form 13F Information Table Value Total:          89,854
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                    FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                                  TITLE                        VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS        CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------                    --------        -----       --------  -------  --- ----   ----------  --------  ----   ------ ----
AMPHENOL CORP NEW                 CL A            032095101    6951     176967   SH         SOLE                  176967
ANGLOGOLD ASHANTI LTD             SPONSORED ADR   035128206    1800      41680   SH         SOLE                   41680
ATLAS ENERGY INC                  COM             049298102    1750      64644   SH         SOLE                   64644
BARRICK GOLD CORP                 COM             067901108    2103      46320   SH         SOLE                   46320
BELDEN INC                        COM             077454106    1740      79100   SH         SOLE                   79100
BIOMIMETIC THERAPEUTICS INC       COM             09064X101    4354     391540   SH         SOLE                  391540
BROADRIDGE FINL SOLUTIONS IN      COM             11133T103    3049     160060   SH         SOLE                  160060
BRUKER CORP                       COM             116794108    3103     255180   SH         SOLE                  255180
COWEN GROUP INC NEW               CL A            223622101    1079     263084   SH         SOLE                  263084
CVS CAREMARK CORPORATION          COM             126650100    2288      78022   SH         SOLE                   78022
EXPRESS SCRIPTS INC               COM             302182100    4420      94010   SH         SOLE                   94010
GOLDCORP INC NEW                  COM             380956409    1219      27790   SH         SOLE                   27790
HERCULES OFFSHORE INC             COM             427093109     282     115850   SH         SOLE                  115850
INSITUFORM TECHNOLOGIES INC       CL A            457667103    1478      72147   SH         SOLE                   72147
KKR FINANCIAL HLDGS LLC           COM             48248A306     330      44300   SH         SOLE                   44300
LAZARD LTD                        SHS A           G54050102    2919     109293   SH         SOLE                  109293
LAZARD LTD                        SHS A           G54050102    3718     139200       CALL   SOLE                  139200
MARTHA STEWART LIVING OMNIME      CL A            573083102    1495     303856   SH         SOLE                  303856
MEDCO HEALTH SOLUTIONS INC        COM             58405U102    3022      54870   SH         SOLE                   54870
MGIC INVT CORP WIS                COM             552848103     280      40650   SH         SOLE                   40650
MGP INGREDIENTS INC               COM             55302G103     375      56550   SH         SOLE                   56550
MOHAWK INDS INC                   COM             608190104    1154      25220   SH         SOLE                   25220
MONSTER WORLDWIDE INC             COM             611742107     972      83430   SH         SOLE                   83430
PMI GROUP INC                     COM             69344M101     416     143850   SH         SOLE                  143850
RITCHIE BROS AUCTIONEERS          COM             767744105    5547     304450   SH         SOLE                  304450
RUSH ENTERPRISES INC              CL A            781846209    2461     184186   SH         SOLE                  184186
SENSATA TECHNOLOGIES HLDG BV      SHS             N7902X106     766      47920   SH         SOLE                   47920
SIRONA DENTAL SYSTEMS INC         COM             82966C103    1742      50000   SH         SOLE                   50000
SLM CORP                          COM             78442P106     749      72100   SH         SOLE                   72100
SOTHEBYS                          COM             835898107    1383      60480   SH         SOLE                   60480
STIFEL FINL CORP                  COM             860630102    2157      49710   SH         SOLE                   49710
SYMMETRY MED INC                  COM             871546206    1443     136920   SH         SOLE                  136920
TRANSDIGM GROUP INC               COM             893641100   10091     197750   SH         SOLE                  197750
TREEHOUSE FOODS INC               COM             89469A104     457      10000       CALL   SOLE                   10000
TRI-TECH HOLDING INC              SHS             G9103F106    1034     127128   SH         SOLE                  127128
TW TELECOM INC                    COM             87311L104    8253     494792   SH         SOLE                  494792
VALASSIS COMMUNICATIONS INC       COM             918866104    2188      68990   SH         SOLE                   68990
WEATHERFORD INTERNATIONAL LT      REG             H27013103    1287      97920   SH         SOLE                   97920




SK 70300 0142 1122120